INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

12.  INVENTORIES

	2019	2018

Audiovisual content	$119.3	$94.1
Finished goods	93.5	88.8
Raw materials and supplies	27.6	20.2
	$240.4	$203.1

Cost of inventories included in purchase of goods and services amounted to $721.8 million in 2019 ($721.5 million in 2018 and $721.0 million in 2017). Write‑downs of inventories totalling $6.3 million were recognized in purchase of goods and services in 2019 ($4.7 million in 2018 and $11.1 million in 2017).